Employee Benefits - Black-Scholes Fair Value Assumptions (Details) - Employee And Directors Time Based Options	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Black-Scholes-Merton Fair Value Assumptions
Expected term (years)	6 years 6 months	6 years 6 months
Risk-free interest rate, minimum	1.07%	1.19%
Risk-free interest rate, maximum	2.12%	2.10%
Expected volatility	56.00%	35.00%